Share-Based Compensation - Summary of NES Activities under 2006 Share Incentive Plan (Detail) - $ / shares	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted-average grant date fair value, Granted	$ 22.66	$ 19.26	$ 22.80
2006 Share Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of NES, Beginning balance	606,400	619,930	1,510,970
Number of NES, Granted	546,330	833,670	19,830
Number of NES, Vested	(712,330)	(575,432)	(810,052)
Number of NES, Forfeited	(40,400)	(271,768)	(100,818)
Number of NES, Ending balance	400,000	606,400	619,930
Weighted-average grant date fair value, Beginning balance	$ 18.55	$ 12.39	$ 13.45
Number of NES, vested and expect to vest at May 31, 2016	400,000
Weighted-average grant date fair value, Granted	$ 22.66	19.26	22.80
Weighted-average grant date fair value, Vested	21.39	15.44	14.30
Weighted-average grant date fair value, Forfeited	20.61	13.23	14.97
Weighted-average grant date fair value, Ending balance	18.91	18.55	12.39
Weighted-average grant date intrinsic value, Beginning balance	18.55	12.39	13.45
Weighted-average grant date fair value, NES vested and expect to vest at May 31, 2016	18.91
Weighted-average grant date intrinsic value, Granted	22.66	19.26	22.80
Weighted-average grant date intrinsic value, Vested	21.39	15.44	14.30
Weighted-average grant date intrinsic value, Forfeited	20.61	13.23	14.97
Weighted-average grant date intrinsic value, Ending balance	18.91	$ 18.55	$ 12.39
Weighted-average grant date intrinsic value, NES vested and expect to vest at May 31, 2016	$ 18.91